BACKGROUND (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Total assets	$ 471,971		$ 471,971		$ 546,529
Total liabilities	170,705		170,705		256,247
Revenues	104,821	185,807	207,889	322,040
Net income	8,437	(1,578)	16,473	(28,955)
Variable Interest Entities [Member]
Total assets	280,591		280,591		316,282
Total liabilities	129,726		129,726		170,124
Revenues	9,851	48,694	18,397	97,012
Net income	$ 2,229	$ 14,927	$ 2,935	$ 24,312